DUE TO RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO RELATED PARTY
NOTE 7. - DUE TO RELATED PARTY

The Company has conducted numerous transactions with a related party, Alternative Cigarettes, Inc. (“AC”).  AC is entirely owned by certain shareholders of the Company, including the CEO.  AC shares office space and employee services with the Company. During the six months ended June 30, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500. There were no expense reimbursements from AC during each of the first six months of 2011 and 2010. The net amount due from AC as a result of advances, repayments and expenses incurred and reimbursed amounted to $14,330 as of June 30, 2011 (as compared with the Company owing AC $6,942 as of December 31, 2010). No interest has been accrued or paid on amount due to AC and there are no repayment terms.

NOTE 6. - DUE TO RELATED PARTY

The Company has conducted numerous transactions with a related party, Alternative Cigarettes, Inc. (“AC”).  AC is entirely owned by certain members of the Company.  AC shares office space and employee services with the Company for which the Company was reimbursed by AC in the amount of approximately $13,000 during 2010 ($32,000 – 2009). The net amount due to AC as a result of advances, repayments and expenses incurred and reimbursed amounted to $6,942 as of December 31, 2010 ($126,970 - 2009). No interest has been accrued or paid on amount due to AC and there are no repayment terms.